Fair Value Measurements - Schedule of Carrying Value and Fair Value of Fixed Rate Project Financing Term Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)		Mar. 31, 2020 USD ($)
Secured Foreign Currency Term Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	₨ 73,200		$ 1,000.8	₨ 71,944
Fair Value, Measurements, Recurring [Member] | Secured Foreign Currency Term Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	61,993			66,428
Fair Value	66,255	[1]	905.9	61,856	[1]	$ 820.5
Fair Value, Measurements, Recurring [Member] | Indian Rupee Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	5,910			3,445
Fair Value	₨ 5,628	[1]	$ 76.9	₨ 3,398	[1]	$ 45.1

[1]	Fair value measurement at reporting date using significant unobservable inputs (Level 3).